UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------

Check here if Amendment [  ]; Amendment Number: ____

This Amendment (Check only one):
                                 [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Thomas W. Smith
         -----------------------------------------------------------------------
Address: 323 Railroad Avenue        Greenwich        CT                   06830
         -----------------------------------------------------------------------
         (Street)                   (City)           (State)              (Zip)

Form 13F File Number: 028-04481

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas W. Smith
Title:   Investment Manager
Phone:   203-661-1200

Signature, Place, and Date of Signing:

        /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

        Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

        August 12, 2011
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


         Number of Other Included Managers:               2
                                                        -------------

         Form 13F Information Table Entry Total:          33
                                                        -------------

         Form 13F Information Table Value Total:          $1,240,125 (thousands)
                                                        -------------



List of Other Included Managers:

No.     Form 13F File No.:      Name:
---     ------------------      -----
01      028-10290               Scott J. Vassalluzzo
------  ----------------------  --------------------------------------
02      028-13257               Steven M. Fischer
------  ----------------------  --------------------------------------

                           FORM 13F INFORMATION TABLE

                                                               VALUE    SHARES/ SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
                NAME OF ISSUER    TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT PRN  CALL  DSCRETN  MANAGERS      SOLE  SHARED  NONE
                --------------    --------------    -----   --------    ------- ---  ----  -------  --------      ----  ------  ----
ALLIANCE DATA SYSTEMS CORP.         COMMON STOCK  018581108    6,740     71,650 SH         Sole           -     71,650
ALLIANCE DATA SYSTEMS CORP.         COMMON STOCK  018581108   88,592    941,770 SH         Other     01, 02    941,770
BOARDWALK PIPELINE PARTNERS, LLP   UT LTD PARTNER 096627104    1,423     49,000 SH         Sole           -     49,000
COPART, INC.                        COMMON STOCK  217204106   17,960    385,408 SH         Sole           -    385,408
COPART, INC.                        COMMON STOCK  217204106   79,221  1,700,018 SH         Other     01, 02  1,700,018
CREDIT ACCEPTANCE CORP.             COMMON STOCK  225310101   27,694    327,855 SH         Sole           -    327,855
CREDIT ACCEPTANCE CORP.             COMMON STOCK  225310101  336,659  3,985,545 SH         Other     01, 02  3,985,545
EHEALTH, INC.                       COMMON STOCK  28238P109    2,271    169,987 SH         Other     01, 02    169,987
GAMESTOP CORP.                      COMMON STOCK  36467W109    1,601     60,040 SH         Sole                 60,040
GAMESTOP CORP.                      COMMON STOCK  36467W109   20,003    750,000 SH         Other      01,02    750,000
IRON MOUNTAIN, INC.                 COMMON STOCK  462846106    1,848     54,212 SH         Sole           -     54,212
LIFE TIME FITNESS, INC.             COMMON STOCK  53217R207    6,412    160,667 SH         Sole           -    160,667
LIFE TIME FITNESS, INC.             COMMON STOCK  53217R207   48,149  1,206,450 SH         Other     01, 02  1,206,450
MARKET LEADER, INC.                 COMMON STOCK  57056R103      179     82,500 SH         Sole           -     82,500
MARKET LEADER, INC.                 COMMON STOCK  57056R103      610    281,131 SH         Other     01, 02    281,131
MOBILE MINI, INC.                   COMMON STOCK  60740F105    3,641    171,829 SH         Sole           -    171,829
NEUSTAR INC.                            CL A      64126X201    6,304    240,600 SH         Sole           -    240,600
NEUSTAR INC.                            CL A      64126X201   70,132  2,676,800 SH         Other     01, 02  2,676,800
PRE-PAID LEGAL SERVICES, INC.       COMMON STOCK  740065107   13,039    196,100 SH         Sole           -    196,100
PRE-PAID LEGAL SERVICES, INC.       COMMON STOCK  740065107  107,010  1,609,415 SH         Other     01, 02  1,609,415
POOL CORPORATION                    COMMON STOCK  73278L105    1,506     50,518 SH         Sole           -     50,518
SEI INVESTMENTS CO                  COMMON STOCK  784117103    1,168     51,900 SH         Sole           -     51,900
STAPLES INC.                        COMMON STOCK  855030102      435     27,500 SH         Sole           -     27,500
SUPPORT.COM, INC.                   COMMON STOCK  86858W101   10,042  2,092,070 SH         Other     01, 02  2,092,070
SYSTEMAX INC.                       COMMON STOCK  871851101    2,610    174,700 SH         Sole           -    174,700
SYSTEMAX INC.                       COMMON STOCK  871851101   33,721  2,257,073 SH         Other     01, 02  2,257,073
TRACTOR SUPPLY CO.                  COMMON STOCK  892356106   10,518    157,262 SH         Sole           -    157,262
TRACTOR SUPPLY CO.                  COMMON STOCK  892356106   72,298  1,081,018 SH         Other     01, 02  1,081,018
U.S. AUTO PARTS NETWORK, INC.       COMMON STOCK  90343C100    9,687  1,264,661 SH         Other     01, 02  1,264,661
VISTAPRINT N.V.                          SHS      N93540107    3,799     79,400 SH         Sole           -     79,400
VISTAPRINT N.V.                          SHS      N93540107   97,641  2,040,566 SH         Other     01, 02  2,040,566
WORLD ACCEPTANCE CORP.              COMMON STOCK  981419104   11,589    176,738 SH         Sole           -    176,738
WORLD ACCEPTANCE CORP.              COMMON STOCK  981419104  145,623  2,220,876 SH         Other     01, 02  2,220,876